Investments and Derivative Instruments (Mortgage Loans by Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 4,935		$ 4,182
Percent of Total	100.00%		100.00%
East North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	97		59
Percent of Total	2.00%		1.40%
Middle Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	370		401
Percent of Total	7.50%		9.60%
Mountain [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	62		61
Percent of Total	1.30%		1.50%
New England [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	231		202
Percent of Total	4.70%		4.80%
Pacific [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	1,504		1,268
Percent of Total	30.50%		30.30%
South Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	1,012		810
Percent of Total	20.50%		19.40%
West North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	16		16
Percent of Total	0.30%		0.40%
West South Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	234		115
Percent of Total	4.70%		2.70%
Other [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 1,409	[1]	$ 1,250	[1]
Percent of Total	28.50%	[1]	29.90%	[1]

[1]	Primarily represents loans collateralized by multiple properties in various regions.